Fair Value (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table provides information by level for assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis.

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,051	¥14,051	—	—
Derivatives	187	22	165	—

Total assets:	¥14,238	¥14,073	¥165	—

Liabilities:
Derivatives	¥44	¥44	—	—

	Yen in millions
	Fair Value at March 31, 2013	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,060	¥13,649	411	—
Derivatives	685	—	685	—

Total assets:	¥14,745	¥13,649	¥1,096	—

Liabilities:
Derivatives	¥223	¥181	42	—

Fair Value, by Balance Sheet Grouping

The estimated fair values of NIDEC’s financial instruments, excluding those disclosed elsewhere, are summarized as follows:

	Yen in millions		Yen in millions
	March 31, 2012		March 31, 2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value
Asset (Liability)
Cash and cash equivalents	¥130,290	¥130,290	¥193,420	¥193,420
Short-term investments	7,810	7,810	1,552	1,552
Short-term loan receivable	119	119	132	132
Long-term loan receivable	85	86	89	91
Short-term borrowings	(59,608)	(59,608)	(32,798)	(32,798)
Commercial papers	(27,000)	(27,000)	—	—
Long-term debt including the current portion and excluding capital lease obligation and bonds	(255)	(227)	(73,925)	(73,907)
Bonds including the current portion	¥(100,347)	¥(102,991)	¥(200,347)	¥(200,850)